[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05921
THE TURKISH INVESTMENT FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)

RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-378-1630

Date of fiscal year end:	10/31

Date of reporting period:	1/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-S (§§ 239:24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under The investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Turkish Investment Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2005 (unaudited)

		Shares	Value (000)
TURKISH COMMON STOCKS (99.6%)
(Unless Otherwise Noted)
Airlines (4.2%)
Turk Hava Yollari Anonim Ortakligi	(a)	633,164	$3,558
Auto Components (6.0%)
Uzel Makina Sanayii AS	(a)	2,355,022	5,008
Beverages (2.4%)
Efes Sinai Yatirim Holding AS, ‘B’	(a)	293,494	1,989
Building Products (5.8%)
Trakya Cam Sanayi AS		1,590,134	4,887
Commercial Banks (21.1%)
Akbank TAS		446,566	2,795
Turkiye Garanti Bankasi AS	(a)	771,739	3,093
Yapi ve Kredi Bankasi AS	(a)	2,930,443	11,853
			17,741
Construction Materials (14.3%)
Adana Cimento Sanayii Turk Anonim Sirketi	(a)	1,810,331	6,399
Akcansa Cimento AS		1,314,402	5,215
Baticim Bati Anadolu Cimento Sanayii AS		161,717	424
			12,038
Containers & Packaging (4.1%)
Anadolu Cam Sanayii AS		943,088	3,448
Food Products (3.6%)
Tat Konserve Sanayii AS	(a)	1,339,743	2,990
Health Care Providers & Services (5.5%)
Acibadem Saglik Hizmetleri Ve Ticaret AS	(a)	1,199,578	4,581
Household Durables (2.8%)
Arcelik AS	(a)	357,917	2,319
Industrial Conglomerates (3.6%)
Enka Insaat ve Sanayi AS		225,722	3,027
Media (13.2%)
AFM Uluslararasi Film Produksiyon Ticaret ve Sanayi AS	(a)	261,000	1,777
Dogan Burda Rizzoli Dergi Yazincilik ve Pazarlama AS		795,143	2,726
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS		33,183	2,003
Hurriyet Gazetecilik AS		1,757,653	4,554
			11,060
Multiline Retail (6.9%)
Boyner Buyuk Magazacilik AS	(a)	2,132,338	5,141
Gima	(a)	364,000	624
			5,765
Wireless Telecommunication Services (6.1%)
Turkcell Iletisim Hizmet AS		700,787	5,145
TOTAL TURKISH COMMON STOCKS (Cost $50,859)			83,556

		Face Amount (000)
SHORT-TERM INVESTMENT (0.2%)
Repurchase Agreement (0.2%)
J.P. Morgan Securities, Inc., 2.50%, dated 1/31/05, due 2/1/05, repurchase price $178 (Cost $178)	(b)	$178	178
TOTAL INVESTMENTS+ (99.8%) (Cost $51,037)			83,734
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)			152
NET ASSETS (100%)			$83,886

(a)          Non-income producing security.

(b)         Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of  $1,138,952,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Fund of investments as follows: Federal Home Loan Mortgage Corp., 5.00% to 7.00%, due 12/1/08 to 1/1/35 and Federal National Mortgage Association, 4.00% to 9.50%, due 3/1/11 to 1/1/35. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

+                 At January 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $51,037,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $32,697,000 of which $33,457,000 related to appreciated securities and $760,000 related to depreciated securities.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Turkish Investment Fund, Inc.
By:	/s/ Ronald E. Robinson
Name:	Ronald E. Robinson
Title:	Principal Executive Officer
Date:	March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robinson
Name:	Ronald E. Robinson
Title:	Principal Executive Officer
Date:	March 22, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	March 22, 2005